Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain Company financial performance metrics. For further information concerning our pay-for-performance philosophy and how we align executive compensation with Company financial performance, refer to the Compensation Discussion and Analysis in this proxy statement.
The following table provides information showing the relationship during 2025, 2024, 2023, 2022, and 2021 between (1) executive “compensation actually paid” (as defined by SEC rule) to (a) each person serving as our CEO and (b) our non-CEO named executive officers (also referred to as other NEOs below), on an average basis, and (2) the Company’s financial performance. The Company’s selected performance measure is Pre-Bonus Operating Profit (PBOP), as reflected in the chart below. Information presented in this section will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, except as we may specifically do so.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO(1)	COMPENSATION ACTUALLY PAID TO CEO(1)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NAMED EXECUTIVE OFFICERS(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NAMED EXECUTIVE OFFICERS(2)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(3)		NET INCOME (IN MILLIONS)(5)	COMPANY SELECTED PERFORMANCE MEASURE(PBOP)(6) (IN MILLIONS)
					COMPANY TSR	PEER GROUP TSR(4)
2025(7)	$3,716,568	$1,971,028	$2,070,759	$353,487	$174	$130	$296	$522
2024(7)	$5,948,997	$5,413,544	$2,275,266	$2,071,169	$207	$162	$419	$646
2023(7)	$8,454,535	$25,887,887	$2,972,776	$8,562,233	$230	$156	$514	$824
2022(7)	$10,299,274	$8,172,530	$4,761,045	$4,448,741	$143	$95	$693	$1,189
2021(7)	$9,757,808	$16,098,142	$4,728,970	$7,399,581	$157	$130	$536	$893

1.	William Schwartz served as our CEO for 2025, and Matthew Missad served as our CEO for 2024, 2023, 2022, and 2021.
2.	The NEOs included in this calculation for each year are:
2025 – Patrick Benton, Michael Cole, Matthew Missad, and Landon Tarvin
2024 – Patrick Benton, Michael Cole, William Schwartz, and Scott Worthington
2023 – Patrick Benton, Michael Cole, William Schwartz, and Scott Worthington
2022 – Patrick Benton, Michael Cole, Patrick Webster, and Scott Worthington
2021 – Patrick Benton, Michael Cole, Patrick Webster, and Scott Worthington
3.	This comparison assumes $100 was invested on December 26, 2020 in our common stock and in an index of our peers.
4.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization as of December 26, 2020. The peer group used for this purpose is our self-determined industry peer group as disclosed in our annual report. This peer group is as follows: American Woodmark Corporation, Louisiana-Pacific Corporation, Masco Corporation, Boise Cascade Company, Patrick Industries, Inc., Builders FirstSource, Inc., Simpson Manufacturing Company, Inc., Sonoco Products Company, Gibraltar Industries, Inc., Trex Company, Inc., Greif, Inc., and Smurfit WestRock plc (as successor of WestRock Company pursuant to a 2024 merger transaction; all peer group data for years other than 2024 and 2025 include WestRock Company).

5.	The dollar amounts reported represent the net income reflected in the Company’s audited consolidated financial statements for the applicable year.
6.
PBOP represents pre-incentive compensation operating profit based on the pre-incentive compensation ROI of each plant, region/business unit, and segment. ROI is determined based upon the Profit Center’s pre-incentive compensation operating profit, less income taxes, divided by the average investment of the Profit Center. Average investment is defined as the average of inventory, plus accounts receivable, plus net property, plant and equipment, plus intangibles, less accumulated amortization and less accounts payable.

7.
The table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid. Because the PSUs are earned based on specified performance-criteria, in computing these amounts with respect to PSUs, total fair value (FV) as of year-end is based on the expected payout of the PSUs using data through year-end. There were no other assumptions made in the valuation of equity awards that differ materially from those disclosed as of the grant date of such equity awards.

	2025		2024		2023		2022		2021
	CEO	OTHER NEOs AVERAGE	CEO	OTHER NEOs AVERAGE	CEO	OTHER NEOs AVERAGE	CEO	OTHER NEOs AVERAGE	CEO	OTHER NEOs AVERAGE
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$3,716,568	$2,070,759	$5,948,997	$2,275,266	$8,454,535	$2,972,776	$10,299,274	$4,761,045	$9,757,808	$4,728,970
DEDUCT: grant date fair value (GDFV) of equity awards reported in SCT	$1,633,995	$743,307	$3,282,580	$880,901	$5,795,703	$1,713,776	$7,697,308	$3,477,611	$7,244,629	$3,579,830
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$669,833	$1,327,949	$5,639,787	$1,695,789	$11,087,446	$3,272,452	$7,108,725	$3,860,576	$6,491,406	$2,900,557
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	($826,190)	($1,997,463)	($3,049,311)	($1,040,231)	$11,526,107	$3,861,284	($1,647,461)	($725,974)	$5,254,494	$2,603,131
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	($21,265)	($57,627)	($306,750)	($97,757)	$153,440	$53,592	($256,368)	($127,302)	$1,546,200	$638,919
ADD: FV as of the vesting date for awards that are granted and vest in the same FY	$—	$21,250	$95,325	$—	$91,081	$—	$89,500	$22,375	$135,718	$33,930
ADD: Dividends or other earnings paid on stock or option awards in the covered FY prior to the vesting date that are not otherwise included in the total compensation for the covered FY	$66,077	$161,859	$368,075	$119,002	$370,981	$115,905	$276,168	$135,631	$157,145	$73,904
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$—	$429,933	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid (as defined by SEC rule)	$1,971,028	$353,487	$5,413,544	$2,071,169	$25,887,887	$8,562,233	$8,172,530	$4,448,741	$16,098,142	$7,399,581

Company Selected Measure Name	PBOP
Named Executive Officers, Footnote
1.	William Schwartz served as our CEO for 2025, and Matthew Missad served as our CEO for 2024, 2023, 2022, and 2021.
2.	The NEOs included in this calculation for each year are:
2025 – Patrick Benton, Michael Cole, Matthew Missad, and Landon Tarvin
2024 – Patrick Benton, Michael Cole, William Schwartz, and Scott Worthington
2023 – Patrick Benton, Michael Cole, William Schwartz, and Scott Worthington
2022 – Patrick Benton, Michael Cole, Patrick Webster, and Scott Worthington
2021 – Patrick Benton, Michael Cole, Patrick Webster, and Scott Worthington

Peer Group Issuers, Footnote
4.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization as of December 26, 2020. The peer group used for this purpose is our self-determined industry peer group as disclosed in our annual report. This peer group is as follows: American Woodmark Corporation, Louisiana-Pacific Corporation, Masco Corporation, Boise Cascade Company, Patrick Industries, Inc., Builders FirstSource, Inc., Simpson Manufacturing Company, Inc., Sonoco Products Company, Gibraltar Industries, Inc., Trex Company, Inc., Greif, Inc., and Smurfit WestRock plc (as successor of WestRock Company pursuant to a 2024 merger transaction; all peer group data for years other than 2024 and 2025 include WestRock Company).

PEO Total Compensation Amount	$ 3,716,568	$ 5,948,997	$ 8,454,535	$ 10,299,274	$ 9,757,808
PEO Actually Paid Compensation Amount	$ 1,971,028	5,413,544	25,887,887	8,172,530	16,098,142
Adjustment To PEO Compensation, Footnote
7.
The table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid. Because the PSUs are earned based on specified performance-criteria, in computing these amounts with respect to PSUs, total fair value (FV) as of year-end is based on the expected payout of the PSUs using data through year-end. There were no other assumptions made in the valuation of equity awards that differ materially from those disclosed as of the grant date of such equity awards.

	2025		2024		2023		2022		2021
	CEO	OTHER NEOs AVERAGE	CEO	OTHER NEOs AVERAGE	CEO	OTHER NEOs AVERAGE	CEO	OTHER NEOs AVERAGE	CEO	OTHER NEOs AVERAGE
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$3,716,568	$2,070,759	$5,948,997	$2,275,266	$8,454,535	$2,972,776	$10,299,274	$4,761,045	$9,757,808	$4,728,970
DEDUCT: grant date fair value (GDFV) of equity awards reported in SCT	$1,633,995	$743,307	$3,282,580	$880,901	$5,795,703	$1,713,776	$7,697,308	$3,477,611	$7,244,629	$3,579,830
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$669,833	$1,327,949	$5,639,787	$1,695,789	$11,087,446	$3,272,452	$7,108,725	$3,860,576	$6,491,406	$2,900,557
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	($826,190)	($1,997,463)	($3,049,311)	($1,040,231)	$11,526,107	$3,861,284	($1,647,461)	($725,974)	$5,254,494	$2,603,131
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	($21,265)	($57,627)	($306,750)	($97,757)	$153,440	$53,592	($256,368)	($127,302)	$1,546,200	$638,919
ADD: FV as of the vesting date for awards that are granted and vest in the same FY	$—	$21,250	$95,325	$—	$91,081	$—	$89,500	$22,375	$135,718	$33,930
ADD: Dividends or other earnings paid on stock or option awards in the covered FY prior to the vesting date that are not otherwise included in the total compensation for the covered FY	$66,077	$161,859	$368,075	$119,002	$370,981	$115,905	$276,168	$135,631	$157,145	$73,904
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$—	$429,933	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid (as defined by SEC rule)	$1,971,028	$353,487	$5,413,544	$2,071,169	$25,887,887	$8,562,233	$8,172,530	$4,448,741	$16,098,142	$7,399,581

Non-PEO NEO Average Total Compensation Amount	$ 2,070,759	2,275,266	2,972,776	4,761,045	4,728,970
Non-PEO NEO Average Compensation Actually Paid Amount	$ 353,487	2,071,169	8,562,233	4,448,741	7,399,581
Adjustment to Non-PEO NEO Compensation Footnote
7.
The table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid. Because the PSUs are earned based on specified performance-criteria, in computing these amounts with respect to PSUs, total fair value (FV) as of year-end is based on the expected payout of the PSUs using data through year-end. There were no other assumptions made in the valuation of equity awards that differ materially from those disclosed as of the grant date of such equity awards.

	2025		2024		2023		2022		2021
	CEO	OTHER NEOs AVERAGE	CEO	OTHER NEOs AVERAGE	CEO	OTHER NEOs AVERAGE	CEO	OTHER NEOs AVERAGE	CEO	OTHER NEOs AVERAGE
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$3,716,568	$2,070,759	$5,948,997	$2,275,266	$8,454,535	$2,972,776	$10,299,274	$4,761,045	$9,757,808	$4,728,970
DEDUCT: grant date fair value (GDFV) of equity awards reported in SCT	$1,633,995	$743,307	$3,282,580	$880,901	$5,795,703	$1,713,776	$7,697,308	$3,477,611	$7,244,629	$3,579,830
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$669,833	$1,327,949	$5,639,787	$1,695,789	$11,087,446	$3,272,452	$7,108,725	$3,860,576	$6,491,406	$2,900,557
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	($826,190)	($1,997,463)	($3,049,311)	($1,040,231)	$11,526,107	$3,861,284	($1,647,461)	($725,974)	$5,254,494	$2,603,131
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	($21,265)	($57,627)	($306,750)	($97,757)	$153,440	$53,592	($256,368)	($127,302)	$1,546,200	$638,919
ADD: FV as of the vesting date for awards that are granted and vest in the same FY	$—	$21,250	$95,325	$—	$91,081	$—	$89,500	$22,375	$135,718	$33,930
ADD: Dividends or other earnings paid on stock or option awards in the covered FY prior to the vesting date that are not otherwise included in the total compensation for the covered FY	$66,077	$161,859	$368,075	$119,002	$370,981	$115,905	$276,168	$135,631	$157,145	$73,904
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$—	$429,933	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid (as defined by SEC rule)	$1,971,028	$353,487	$5,413,544	$2,071,169	$25,887,887	$8,562,233	$8,172,530	$4,448,741	$16,098,142	$7,399,581

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Pre-Bonus Operating Profit
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Total Shareholder Return
Tabular List, Table
Financial Performance Measures
As discussed in the Compensation Discussion and Analysis, our executive compensation program and compensation decisions reflect a pay-for-performance philosophy. The metrics used within our incentive plans are selected to support these objectives. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are as follows:
•	Pre-Bonus Operating Profit
•	Pre-Bonus Operating Profit relative to Target Levels of Return on Investment

Total Shareholder Return Amount	$ 174	207	230	143	157
Peer Group Total Shareholder Return Amount	$ 130	$ 162	$ 156	$ 95	$ 130
Company Selected Measure Amount	522,000,000	646,000,000	824,000,000	1,189,000,000	893,000,000
PEO Name	William Schwartz	Matthew Missad	Matthew Missad	Matthew Missad	Matthew Missad
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 296,000,000	$ 419,000,000	$ 514,000,000	$ 693,000,000	$ 536,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Bonus Operating Profit
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Bonus Operating Profit relative to Target Levels of Return on Investment
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,633,995)	(3,282,580)	(5,795,703)	(7,697,308)	(7,244,629)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	669,833	5,639,787	11,087,446	7,108,725	6,491,406
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(826,190)	(3,049,311)	11,526,107	(1,647,461)	5,254,494
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	95,325	91,081	89,500	135,718
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,265)	(306,750)	153,440	(256,368)	1,546,200
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,077	368,075	370,981	276,168	157,145
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(743,307)	(880,901)	(1,713,776)	(3,477,611)	(3,579,830)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,327,949	1,695,789	3,272,452	3,860,576	2,900,557
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,997,463)	(1,040,231)	3,861,284	(725,974)	2,603,131
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,250	0	0	22,375	33,930
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,627)	(97,757)	53,592	(127,302)	638,919
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(429,933)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 161,859	$ 119,002	$ 115,905	$ 135,631	$ 73,904